ORGANIZATION AND PRINCIPAL ACTIVITIES - Balances of the VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable interest entity:
Current assets	$ 2,152,221,987	$ 769,746,032
Total assets	2,192,317,351	809,059,947
Current liabilities	1,951,371,679	587,592,526
Total liabilities	1,956,630,223	594,034,213
Total revenues	138,496,690	58,662,900	$ 33,560,265
Net Loss	19,179,245	(5,949,858)	(44,293,555)
Net cash provided by operating activities	535,281,015	243,309,139	(21,171,600)
Net cash used in investing activities	43,555,619	(22,040,111)	(35,124,217)
Net cash used in financing activities	(8,366,076)	114,906,520	79,525,945
VIEs
Variable interest entity:
Current assets	10,000,576	11,412,715
Non-current assets	16,253,658	5,838,056
Total assets	26,254,234	17,250,771
Current liabilities	14,088,722	10,365,633
Non-current liabilities	1,158,044	100,701
Total liabilities	15,246,766	10,466,334
Total revenues	2,625,883	3,089,605	27,536,436
Net Loss	(21,090,334)	(24,539,413)	(4,948,406)
Net cash provided by operating activities	26,964,708	33,354,051	3,768,318
Net cash used in investing activities	$ (353,353)	$ (726,601)	(2,456,147)
Net cash used in financing activities			$ (1,509,434)
Consolidated revenues contributed by VIE	2.00%	6.00%	82.00%
Consolidated total assets contributed by VIE	1.00%	2.00%
Consolidated total liabilities contributed by VIE	1.00%	2.00%